Defined benefit plans (Detail 8)		Dec. 31, 2019	Dec. 31, 2018
Switzerland | aged 65 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		21.6	21.6
Life expectancy at age 65 for a female member currently		23.6	23.5
Switzerland | aged 45 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		23.1	23.1
Life expectancy at age 65 for a female member currently		25.1	25
UK | aged 65 | Mortality table UK
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	23.3	23.4
Life expectancy at age 65 for a female member currently	[1]	25.1	25.2
UK | aged 45 | Mortality table UK
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	24.5	24.6
Life expectancy at age 65 for a female member currently	[1]	26.4	26.5
United States | aged 65 | Mortality table USA
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	22.8	22.8
Life expectancy at age 65 for a female member currently	[2]	24.4	24.4
United States | aged 45 | Mortality table USA
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	24.3	24.3
Life expectancy at age 65 for a female member currently	[2]	25.9	26
Germany | aged 65 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		20.7	20.5
Life expectancy at age 65 for a female member currently		24.2	24.1
Germany | aged 45 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		23.5	23.3
Life expectancy at age 65 for a female member currently		26.4	26.3
UBS AG | Switzerland | aged 65 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		21.6	21.6
Life expectancy at age 65 for a female member currently		23.6	23.5
UBS AG | Switzerland | aged 45 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		23.1	23.1
Life expectancy at age 65 for a female member currently		25.1	25
UBS AG | UK | aged 65 | Mortality table UK
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	23.3	23.4
Life expectancy at age 65 for a female member currently	[1]	25.1	25.2
UBS AG | UK | aged 45 | Mortality table UK
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[1]	24.5	24.6
Life expectancy at age 65 for a female member currently	[1]	26.4	26.5
UBS AG | United States | aged 65 | Mortality table USA
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	22.8	22.8
Life expectancy at age 65 for a female member currently	[2]	24.4	24.4
UBS AG | United States | aged 45 | Mortality table USA
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	[2]	24.3	24.3
Life expectancy at age 65 for a female member currently	[2]	25.9	26
UBS AG | Germany | aged 65 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		20.7	20.5
Life expectancy at age 65 for a female member currently		24.2	24.1
UBS AG | Germany | aged 45 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently		23.5	23.3
Life expectancy at age 65 for a female member currently		26.4	26.3

[1]	In 2018, the mortality table S2PA with CMI 2017 projections was used
[2]	In 2018, the mortality table RP2014 WCHA with MP2018 projection scale was used.